Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Intangible assets
Gross carrying amount			¥ 103,126	¥ 50,398
Less: accumulated amortization and impairment			(34,850)	(22,933)
Net book value		$ 10,173	68,276	27,465
User base and customer relationships
Intangible assets
Gross carrying amount			47,913	13,510
Trade names, trademarks and domain names
Intangible assets
Gross carrying amount			22,592	14,198
Non-compete agreements
Intangible assets
Gross carrying amount			12,528	7,820
Non-compete agreements | Youku
Intangible assets
Intangible assets acquired	¥ 2,528
Remaining amortization period		1 year
Developed technology and patents
Intangible assets
Gross carrying amount			9,510	5,463
Licensed copyrights
Intangible assets
Gross carrying amount			9,225	9,182
Others
Intangible assets
Gross carrying amount			¥ 1,358	¥ 225